Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
		May 28, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Reconciliation of the component parts of earnings per share [Abstract]
Net income | $			$ 61,519	$ 52,452	$ 57,840
Weighted average common shares (in shares)	[1]		19,259	19,301	19,370
Effect of dilutive common stock options (in shares)	[1]		4	2	16
Weighted average common shares including potential dilutive shares (in shares)	[1]		19,263	19,303	19,386
Basic EPS (in dollars per share) | $ / shares	[1],[2]		$ 3.194	$ 2.718	$ 2.986
Diluted EPS (in dollars per share) | $ / shares	[1],[2]		$ 3.194	$ 2.717	$ 2.984
Reverse stock split		0.2
Stock Options [Member]
Antidilutive Securities [Abstract]
Antidilutive stock options excluded from diluted earnings per share (in shares)			60	90

[1]	Share and per share amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.
[2]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.